KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
CONVERTIBLE PREFERRED STOCK—1.1%
Information Technology—1.1%
BDC Payments Holdings, Inc.(1)(2)(3)	663,721	$ 5,801

TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $5,514)		5,801

COMMON STOCKS—98.1%
Communication Services—14.2%
Activision Blizzard, Inc.	118,720	5,603
Facebook, Inc. Class A(2)	162,000	31,266
Netflix, Inc.(2)	61,270	22,506
Tencent Holdings Ltd. ADR	346,130	15,666

		75,041

Consumer Discretionary—25.6%
Alibaba Group Holding Ltd. Sponsored ADR(2)	156,390	26,500
Amazon.com, Inc.(2)	22,412	42,440
Ctrip.com International Ltd. ADR(2)	157,330	5,807
Home Depot, Inc. (The)	38,425	7,991
Las Vegas Sands Corp.	194,673	11,503
McDonald’s Corp.	39,120	8,124
MercadoLibre, Inc.(2)	14,580	8,920
NIKE, Inc. Class B	165,730	13,913
Ross Stores, Inc.	107,426	10,648

		135,846

Consumer Staples—3.7%
McCormick & Co., Inc.	42,755	6,628
Monster Beverage Corp.(2)	84,163	5,372
Philip Morris International, Inc.	93,927	7,376

		19,376

Energy—1.2%
Cabot Oil & Gas Corp.	287,691	6,605

Financials—6.9%
Bank of America Corp.	524,800	15,219
Charles Schwab Corp. (The)	181,738	7,304
MarketAxess Holdings, Inc.	29,180	9,379
Progressive Corp. (The)	56,840	4,544

		36,446

Health Care—9.5%
Bluebird Bio, Inc.(2)	36,190	4,603
Danaher Corp.	72,202	10,319
HealthEquity, Inc.(2)	128,970	8,435
Illumina, Inc.(2)	33,870	12,469
Zoetis, Inc.	130,277	14,785

		50,611

	Shares	Value
Industrials—8.5%
Caterpillar, Inc.	37,160	$ 5,064
CoStar Group, Inc.(2)	20,591	11,409
Kansas City Southern	62,660	7,633
Rockwell Automation, Inc.	23,420	3,837
Roper Technologies, Inc.	33,639	12,321
Uber Technologies, Inc.(2)	99,270	4,604

		44,868

Information Technology—26.0%
Accenture plc Class A	48,318	8,928
Amphenol Corp. Class A	151,408	14,526
Avalara, Inc.(2)	173,760	12,546
Fair Isaac Corp.(2)	14,750	4,632
Gartner, Inc.(2)	38,060	6,125
NVIDIA Corp.	78,640	12,915
Paycom Software, Inc.(2)	94,742	21,480
Trade Desk, Inc. (The) Class A(2)	55,190	12,571
Visa, Inc. Class A	152,344	26,439
Workday, Inc. Class A(2)	86,301	17,742

		137,904

Materials—2.5%
Ecolab, Inc.	67,766	13,380

TOTAL COMMON STOCKS (Identified Cost $244,801)		520,077

TOTAL LONG-TERM INVESTMENTS—99.2% (Identified Cost $250,315)		525,878

TOTAL INVESTMENTS—99.2% (Identified Cost $250,315)		$525,878
Other assets and liabilities, net—0.8%		4,043

NET ASSETS—100.0%		$529,921

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(2)	Non-income producing.
(3)	Restricted security.

Country Weightings†

United States	91%
China	9

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$520,077	$520,077	$—
Convertible Preferred Stock	5,801	—	5,801

Total Investments	$525,878	$520,077	$5,801

There were no securities valued using significant observable inputs (Level 2) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$5,514	$5,514
Change in unrealized appreciation (depreciation)(a)	287	287

Balance as of June 30, 2019	$5,801	$5,801

(a)	The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $287.

The KAR Capital Growth Fund owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:

BDC Payment Holdings, Inc.

The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on changes in company financial statement performance as well as increases or decreases in additional share classes issued and outstanding. These changes together or in isolation could result in a significantly lower or higher fair value measurement.

See Notes to Schedule of Investments

KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—97.6%
Communication Services—12.0%
AT&T, Inc.	29,949	$ 1,003
BCE, Inc.	41,570	1,891
Spark New Zealand Ltd.	629,220	1,691

		4,585

Consumer Discretionary—3.6%
Compass Group plc Sponsored ADR	17,188	412
Las Vegas Sands Corp.	16,170	955

		1,367

Consumer Staples—6.6%
Clorox Co. (The)	2,395	367
Coca-Cola Co. (The)	23,995	1,222
Tate & Lyle plc	96,941	909

		2,498

Energy—11.4%
ONEOK, Inc.	15,390	1,059
Royal Dutch Shell plc Sponsored Class B ADR	23,820	1,566
TOTAL S.A. Sponsored ADR	11,110	620
Vermilion Energy, Inc.	32,320	702
Z Energy Ltd.	94,200	400

		4,347

Financials—21.2%
Bank of Hawaii Corp.	5,599	464
HSBC Holdings plc Sponsored ADR	31,240	1,304
Royal Bank of Canada	14,930	1,185
Sabre Insurance Group plc	270,000	936
SCOR SE Sponsored ADR(1)	72,940	317
St James’s Place plc	27,700	386
Tokio Marine Holdings, Inc.	12,020	602
Tryg A/S	27,785	903
Zurich Insurance Group AG	1,260	439
Zurich Insurance Group AG ADR	44,237	1,542

		8,078

Health Care—6.4%
AstraZeneca plc Sponsored ADR	9,004	372
GlaxoSmithKline plc	20,100	402
GlaxoSmithKline plc Sponsored ADR	23,946	958
Merck & Co., Inc.	5,040	423
Sonic Healthcare Ltd.	15,000	285

		2,440

Industrials—6.8%
Port of Tauranga Ltd.(1)	88,200	375
Waste Management, Inc.	4,098	473
Watsco, Inc.	10,676	1,746

		2,594

Information Technology—6.9%
Analog Devices, Inc.	4,790	541
Cisco Systems, Inc.	7,370	404
Paychex, Inc.	6,700	551

	Shares	Value
Information Technology—continued
Tieto OYJ(1)	38,478	$ 1,140

		2,636

Materials—3.1%
DS Smith plc	87,000	401
Kemira OYJ	26,400	388
Sonoco Products Co.	5,980	391

		1,180

Real Estate—10.9%
Crown Castle International Corp.	11,000	1,434
Lamar Advertising Co. Class A	19,327	1,560
Realty Income Corp.	16,560	1,142

		4,136

Utilities—8.7%
Fortis, Inc.	35,220	1,390
NextEra Energy, Inc.	3,850	789
WEC Energy Group, Inc.	13,650	1,138

		3,317

TOTAL COMMON STOCKS (Identified Cost $33,789)		37,178

TOTAL LONG-TERM INVESTMENTS—97.6% (Identified Cost $33,789)		37,178

SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	106,204	106

TOTAL SHORT-TERM INVESTMENT (Identified Cost $106)		106

SECURITIES LENDING COLLATERAL—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)(3)	1,294,971	1,295

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,295)		1,295

TOTAL INVESTMENTS—101.3% (Identified Cost $35,190)		$38,579
Other assets and liabilities, net—(1.3)%		(504)

NET ASSETS—100.0%		$38,075

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Country Weightings†
United States	44%
United Kingdom	20
Canada	13
New Zealand	6
Switzerland	5
Finland	4
France	3
Other	5

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$37,178	$37,178
Securities Lending Collateral	1,295	1,295
Money Market Mutual Fund	106	106

Total Investments	$38,579	$38,579

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

KAR MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—96.4%
Communication Services—2.9%
Autohome, Inc. ADR(1)	134,040	$11,476

Consumer Discretionary—8.7%
Ross Stores, Inc.	148,454	14,715
Tractor Supply Co.	183,745	19,991

		34,706

Consumer Staples—2.9%
Lamb Weston Holdings, Inc.	180,885	11,461

Financials—12.8%
First Financial Bankshares, Inc.	298,020	9,176
Houlihan Lokey, Inc.	218,649	9,736
Moody’s Corp.	50,097	9,785
Primerica, Inc.	90,960	10,911
SEI Investments Co.	200,873	11,269

		50,877

Health Care—20.0%
AMN Healthcare Services, Inc.(1)	219,607	11,914
Cooper Cos., Inc. (The)	59,807	20,148
Elanco Animal Health, Inc.(1)	479,815	16,218
Globus Medical, Inc. Class A(1)	395,441	16,727
West Pharmaceutical Services, Inc.	114,811	14,369

		79,376

Industrials—25.7%
AMETEK, Inc.	244,879	22,245
Exponent, Inc.	167,357	9,797
Graco, Inc.	156,650	7,861
Lennox International, Inc.	50,743	13,954
Nordson Corp.	89,287	12,617
Old Dominion Freight Line, Inc.	81,379	12,147
SiteOne Landscape Supply, Inc.(1)	198,300	13,742
Verisk Analytics, Inc.	66,812	9,785

		102,148

	Shares	Value
Information Technology—19.7%
Amphenol Corp. Class A	163,926	$15,727
Aspen Technology, Inc.(1)	167,344	20,798
Broadridge Financial Solutions, Inc.	126,985	16,213
Brooks Automation, Inc.	451,718	17,504
Zebra Technologies Corp. Class A(1)	37,790	7,917

		78,159

Materials—3.7%
International Flavors & Fragrances, Inc.	101,503	14,727

TOTAL COMMON STOCKS
(Identified Cost $312,990)		382,930

TOTAL LONG-TERM INVESTMENTS—96.4%
(Identified Cost $312,990)		382,930

SHORT-TERM INVESTMENT—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	8,483,986	8,484

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $8,484)		8,484

TOTAL INVESTMENTS—98.5%
(Identified Cost $321,474)		$391,414
Other assets and liabilities, net—1.5%		5,803

NET ASSETS—100.0%		$397,217

Abbreviation:
ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$382,930	$382,930
Money Market Mutual Fund	8,484	8,484

Total Investments	$391,414	$391,414

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
CONVERTIBLE PREFERRED STOCK—0.9%
Information Technology—0.9%
BDC Payments Holdings, Inc.(1)(2)(3)	421,295	$3,682

TOTAL CONVERTIBLE PREFERRED STOCK
(Identified Cost $3,500)		3,682

COMMON STOCKS—93.7%
Communication Services—5.0%
Autohome, Inc. ADR(2)	112,927	9,669
Netflix, Inc.(2)	19,889	7,306
Weibo Corp. Sponsored ADR(2)	100,818	4,390

		21,365

Consumer Discretionary—18.5%
Ctrip.com International Ltd. ADR(2)	173,011	6,386
Domino’s Pizza, Inc.	26,942	7,497
GrubHub, Inc.(2)	57,092	4,453
GSX Techedu, Inc. ADR(2)	577,851	6,235
MercadoLibre, Inc.(2)	27,391	16,757
New Oriental Education & Technology Group, Inc. Sponsored ADR(2)	43,183	4,171
Pool Corp.	47,630	9,097
Ross Stores, Inc.	77,025	7,635
Under Armour, Inc. Class A(2)	358,438	9,086
Wynn Resorts Ltd.	66,080	8,193

		79,510

Consumer Staples—6.5%
Brown-Forman Corp. Class B	133,459	7,398
Freshpet, Inc.(2)	98,249	4,471
Grocery Outlet Holding Corp.(2)	81,596	2,683
McCormick & Co., Inc.	53,632	8,313
Monster Beverage Corp.(2)	77,542	4,950

		27,815

Energy—0.9%
Cabot Oil & Gas Corp.	174,414	4,004

Financials—9.0%
Goosehead Insurance, Inc. Class A	156,405	7,476
MarketAxess Holdings, Inc.	34,799	11,185
SEI Investments Co.	115,692	6,490
T. Rowe Price Group, Inc.	59,715	6,552
Worldpay, Inc. Class A(2)	58,480	7,167

		38,870

Health Care—13.5%
ABIOMED, Inc.(2)	25,524	6,649
Bluebird Bio, Inc.(2)	18,276	2,325
Elanco Animal Health, Inc.(2)	157,411	5,320
HealthEquity, Inc.(2)	109,688	7,173
Illumina, Inc.(2)	25,324	9,323
Mettler-Toledo International, Inc.(2)	5,221	4,386
Silk Road Medical, Inc.(2)	129,728	6,287
Teladoc Health, Inc.(2)	120,733	8,018

	Shares	Value
Health Care—continued
Zoetis, Inc.	76,104	$8,637

		58,118

Industrials—7.4%
CoStar Group, Inc.(2)	14,337	7,944
Kansas City Southern	51,595	6,285
Roper Technologies, Inc.	19,662	7,201
SiteOne Landscape Supply, Inc.(2)	151,435	10,495

		31,925

Information Technology—32.9%
Amphenol Corp. Class A	93,579	8,978
Avalara, Inc.(2)	184,626	13,330
DocuSign, Inc.(2)	125,096	6,218
Elastic N.V.(2)	128,654	9,605
Fair Isaac Corp.(2)	42,262	13,271
FleetCor Technologies, Inc.(2)	21,295	5,981
Gartner, Inc.(2)	54,215	8,725
Okta, Inc.(2)	83,611	10,327
Paycom Software, Inc.(2)	60,006	13,605
Slack Technologies, Inc. Class A(2)	74,899	2,809
Square, Inc. Class A(2)	70,243	5,095
Teradyne, Inc.	110,290	5,284
Trade Desk, Inc. (The) Class A(2)	83,611	19,045
Workday, Inc. Class A(2)	45,706	9,396
Zscaler, Inc.(2)	124,015	9,504

		141,173

TOTAL COMMON STOCKS
(Identified Cost $294,918)		402,780

TOTAL LONG-TERM INVESTMENTS—94.6%
(Identified Cost $298,418)		406,462

SHORT-TERM INVESTMENT—10.6%
Money Market Mutual Fund—10.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(4)	45,563,179	45,563

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $45,563)		45,563

TOTAL INVESTMENTS—105.2%
(Identified Cost $343,981)		$452,025
Other assets and liabilities, net—(5.2)%		(22,399)

NET ASSETS—100.0%		$429,626

Abbreviation:
ADR American Depositary Receipt

Footnote Legend:

(1)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(2)	Non-income producing.
(3)	Restricted security.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Country Weightings†

United States	93%
China	7

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$402,780	$402,780	$—
Convertible Preferred Stock	3,682	—	3,682
Money Market Mutual Fund	45,563	45,563	—

Total Investments	$452,025	$448,343	$3,682

There were no securities valued using significant observable inputs (Level 2) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$3,500	$3,500
Change in unrealized appreciation (depreciation)(a)	182	182

Balance as of June 30, 2019	$3,682	$3,682

(a)	The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $182.

The KAR Mid-Cap Growth Fund owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:

BDC Payment Holdings, Inc.

The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on changes in company financial statement performance as well as increases or decreases in additional share classes issued and outstanding. These changes together or in isolation could result in a significantly lower or higher fair value measurement.

See Notes to Schedule of Investments

KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—95.4%
Communication Services—13.5%
Autohome, Inc. ADR(1)	1,391,500	$119,140
Rightmove plc	12,352,000	83,876

		203,016

Consumer Discretionary—4.0%
Pool Corp.	312,990	59,781

Consumer Staples—1.7%
PriceSmart, Inc.	506,280	25,881

Energy—3.9%
Core Laboratories N.V.	165,600	8,657
Dril-Quip, Inc.(1)	1,042,040	50,018

		58,675

Financials—18.5%
Artisan Partners Asset Management, Inc. Class A	891,600	24,537
FactSet Research Systems, Inc.	189,940	54,429
MarketAxess Holdings, Inc.	192,332	61,819
Moelis & Co. Class A	944,560	33,013
Primerica, Inc.	706,912	84,794
RLI Corp.	247,208	21,188

		279,780

Health Care—2.8%
Atrion Corp.	48,880	41,682

Industrials—33.7%
Copart, Inc.(1)	1,325,500	99,068
Donaldson Co., Inc.	527,200	26,813
Graco, Inc.	1,302,210	65,345
Old Dominion Freight Line, Inc.	477,530	71,276
RBC Bearings, Inc.(1)	276,148	46,064
Teledyne Technologies, Inc.(1)	357,500	97,909
Toro Co. (The)	536,880	35,917
WABCO Holdings, Inc.(1)	490,950	65,100

		507,492

Information Technology—15.6%
Aspen Technology, Inc.(1)	719,100	89,370
CDW Corp.	852,500	94,627

	Shares	Value
Information Technology—continued
Jack Henry & Associates, Inc.	238,800	$31,980
Manhattan Associates, Inc.(1)	281,720	19,532

		235,509

Materials—1.7%
AptarGroup, Inc.	213,412	26,536

TOTAL COMMON STOCKS
(Identified Cost $961,696)		1,438,352

TOTAL LONG-TERM INVESTMENTS—95.4%
(Identified Cost $961,696)		1,438,352

SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	25,857,770	25,858

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $25,858)		25,858

TOTAL INVESTMENTS—97.1%
(Identified Cost $987,554)		$1,464,210
Other assets and liabilities, net—2.9%		43,426

NET ASSETS—100.0%		$1,507,636

Abbreviation:
ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†

United States	86%
China	8
United Kingdom	6

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,438,352	$1,438,352
Money Market Mutual Fund	25,858	25,858

Total Investments	$1,464,210	$1,464,210

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—96.6%
Communication Services—20.2%
Auto Trader Group plc	58,074,329	$404,012
Autohome, Inc. ADR(1)	4,407,435	377,365
Rightmove plc	40,235,150	273,214

		1,054,591

Consumer Discretionary—8.7%
Fox Factory Holding Corp.(1)	3,712,978	306,358
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,670,757	145,540

		451,898

Consumer Staples—3.2%
Chefs’ Warehouse, Inc. (The)(1)	2,615,700	91,733
PriceSmart, Inc.	1,433,298	73,270

		165,003

Financials—18.2%
FactSet Research Systems, Inc.	579,650	166,104
Interactive Brokers Group, Inc. Class A	3,753,516	203,441
MarketAxess Holdings, Inc.	811,800	260,929
Moelis & Co. Class A	3,165,300	110,627
Morningstar, Inc.	1,440,828	208,401

		949,502

Health Care—5.6%
Mesa Laboratories, Inc.	85,353	20,855
National Research Corp.	2,359,518	135,885
U.S. Physical Therapy, Inc.	1,125,000	137,891

		294,631

Industrials—17.9%
AAON, Inc.	3,559,400	178,610
Copart, Inc.(1)	3,675,700	274,722
HEICO Corp. Class A	1,824,812	188,631
Old Dominion Freight Line, Inc.	1,525,500	227,696
Omega Flex, Inc.	875,638	67,258

		936,917

Information Technology—22.8%
ANSYS, Inc.(1)	615,300	126,026
Aspen Technology, Inc.(1)	1,924,700	239,201

	Shares	Value
Information Technology—continued
Avalara, Inc.(1)	1,900,000	$137,180
Blackline, Inc.(1)	3,134,403	167,722
DocuSign, Inc.(1)	3,487,563	173,367
NVE Corp.	483,690	33,679
Paycom Software, Inc.(1)	1,377,800	312,375

		1,189,550

TOTAL COMMON STOCKS
(Identified Cost $3,416,792)		5,042,092

TOTAL LONG-TERM INVESTMENTS—96.6%
(Identified Cost $3,416,792)		5,042,092

SHORT-TERM INVESTMENT—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	43,502,962	43,503

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $43,503)		43,503

TOTAL INVESTMENTS—97.4%
(Identified Cost $3,460,295)		$5,085,595
Other assets and liabilities, net—2.6%		133,560

NET ASSETS—100.0%		$5,219,155

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†

United States	79%
United Kingdom	13
China	8

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,042,092	$5,042,092
Money Market Mutual Fund	43,503	43,503

Total Investments	$5,085,595	$5,085,595

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

KAR SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—97.2%
Communication Services—3.5%
Cinemark Holdings, Inc.	558,100	$20,147

Consumer Discretionary—10.1%
Cheesecake Factory, Inc. (The)	582,100	25,449
Sally Beauty Holdings, Inc.(1)	1,016,151	13,556
Thor Industries, Inc.	331,310	19,365

		58,370

Consumer Staples—4.8%
National Beverage Corp.	265,804	11,863
WD-40 Co.	97,954	15,579

		27,442

Energy—2.0%
Core Laboratories N.V.	221,000	11,554

Financials—18.7%
Bank of Hawaii Corp.	268,360	22,250
First Financial Bankshares, Inc.	614,120	18,909
Houlihan Lokey, Inc.	491,286	21,877
Primerica, Inc.	206,663	24,789
RLI Corp.	233,012	19,971

		107,796

Health Care—2.7%
Anika Therapeutics, Inc.(1)	384,290	15,610

Industrials—24.9%
Graco, Inc.	429,981	21,577
Landstar System, Inc.	181,428	19,592
Lincoln Electric Holdings, Inc.	141,210	11,624
RBC Bearings, Inc.(1)	197,800	32,995
SiteOne Landscape Supply, Inc.(1)	474,635	32,892
Watsco, Inc.	151,353	24,751

		143,431

	Shares	Value
Information Technology—16.0%
American Software, Inc. Class A	703,891	$9,256
Badger Meter, Inc.	250,304	14,941
Brooks Automation, Inc.	677,130	26,239
Cass Information Systems, Inc.	350,496	16,992
CoreLogic, Inc.(1)	290,180	12,138
Jack Henry & Associates, Inc.	95,240	12,754

		92,320

Materials—6.3%
Scotts Miracle-Gro Co. (The)	368,681	36,315

Real Estate—8.2%
HFF, Inc. Class A	337,800	15,363
MGM Growth Properties LLC Class A	1,035,410	31,736

		47,099

TOTAL COMMON STOCKS
(Identified Cost $450,259)		560,084

TOTAL LONG-TERM INVESTMENTS—97.2%
(Identified Cost $450,259)		560,084

TOTAL INVESTMENTS—97.2%
(Identified Cost $450,259)		$560,084
Other assets and liabilities, net—2.8%		16,187

NET ASSETS—100.0%		$576,271

Abbreviation:

LLC Limited Liability Company

Footnote Legend:

(1)	Non-income producing.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$560,084	$560,084

Total Investments	$560,084	$560,084

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

KAR SMALL-MID CAP CORE FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—92.7%
Consumer Discretionary—7.4%
Pool Corp.	2,064	$394
Thor Industries, Inc.	4,011	234
Winmark Corp.	1,582	274

		902

Financials—16.6%
Berkley (W.R.) Corp.	6,516	430
Interactive Brokers Group, Inc. Class A	5,484	297
MSCI, Inc.	2,723	650
Primerica, Inc.	2,522	302
Signature Bank	2,903	351

		2,030

Health Care—13.2%
AMN Healthcare Services, Inc.(1)	5,199	282
Charles River Laboratories International, Inc.(1)	2,974	422
Cooper Cos., Inc. (The)	1,702	573
Elanco Animal Health, Inc.(1)	10,105	342

		1,619

Industrials—23.8%
Copart, Inc.(1)	5,056	378
Expeditors International of Washington, Inc.	5,738	435
Lennox International, Inc.	1,896	521
Nordson Corp.	3,199	452
nVent Electric plc	12,207	303
RBC Bearings, Inc.(1)	2,744	458
SiteOne Landscape Supply, Inc.(1)	5,248	364

		2,911

Information Technology—26.9%
ANSYS, Inc.(1)	1,205	247
Aspen Technology, Inc.(1)	4,528	563
CDW Corp.	4,461	495

	Shares	Value
Information Technology—continued
DocuSign, Inc.(1)	5,003	$249
FLIR Systems, Inc.	8,788	475
Jack Henry & Associates, Inc.	2,383	319
Teradyne, Inc.	12,067	578
Zebra Technologies Corp. Class A(1)	1,716	360

		3,286

Materials—4.8%
Scotts Miracle-Gro Co. (The)	5,901	581

TOTAL COMMON STOCKS
(Identified Cost $9,936)		11,329

TOTAL LONG-TERM INVESTMENTS—92.7%
(Identified Cost $9,936)		11,329

SHORT-TERM INVESTMENT—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	392,614	393

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $393)		393

TOTAL INVESTMENTS—95.9%
(Identified Cost $10,329)		$11,722
Other assets and liabilities, net—4.1%		507

NET ASSETS—100.0%		$12,229

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$11,329	$11,329
Money Market Mutual Fund	393	393

Total Investments	$11,722	$11,722

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—97.3%
Communication Services—9.3%
Activision Blizzard, Inc.	3,898	$184
Akamai Technologies, Inc.(1)	924	74
Alphabet, Inc. Class A(1)(2)	1,528	1,654
Alphabet, Inc. Class C(1)(2)	1,569	1,696
AT&T, Inc.(2)	37,179	1,246
CBS Corp. Class B	1,774	88
CenturyLink, Inc.	4,854	57
Charter Communications, Inc. Class A(1)	886	350
Comcast Corp. Class A(2)	23,052	975
Discovery, Inc. Class A(1)	801	25
Discovery, Inc. Class C(1)	1,840	52
DISH Network Corp. Class A(1)	1,171	45
Electronic Arts, Inc.(1)	1,529	155
Facebook, Inc. Class A(1)(2)	12,175	2,350
Fox Corp. Class A(2)	1,801	66
Fox Corp. Class B(2)	829	30
Interpublic Group of Cos., Inc. (The)	1,965	44
Netflix, Inc.(1)	2,228	818
News Corp. Class A	1,967	27
News Corp. Class B	632	9
Omnicom Group, Inc.	1,142	94
Take-Two Interactive Software, Inc.(1)	578	66
TripAdvisor, Inc.(1)	525	24
Twitter, Inc.(1)	3,718	130
Verizon Communications, Inc.(2)	21,089	1,205
Viacom, Inc. Class B	1,817	54
Walt Disney Co. (The)(2)	8,913	1,245

		12,763

Consumer Discretionary—10.4%
Advance Auto Parts, Inc.	410	63
Amazon.com, Inc.(1)(2)	2,287	4,331
Aptiv plc	1,487	120
AutoZone, Inc.(1)	143	157
Best Buy Co., Inc.	1,338	93
Booking Holdings, Inc.(1)(2)	257	482
BorgWarner, Inc.	1,187	50
Capri Holdings Ltd.(1)	873	30
CarMax, Inc.(1)	972	84
Carnival Corp.	2,289	107
Chipotle Mexican Grill, Inc.(1)	139	102
Darden Restaurants, Inc.	706	86
Dollar General Corp.	1,503	203
Dollar Tree, Inc.(1)	1,360	146
eBay, Inc.	4,916	194
Expedia Group, Inc.	668	89
Foot Locker, Inc.	645	27
Ford Motor Co.(2)	22,340	229
Gap, Inc. (The)	1,221	22
Garmin Ltd.	698	56
General Motors Co.(2)	7,494	289
Genuine Parts Co.	834	86
H&R Block, Inc.	1,175	34
Hanesbrands, Inc.	2,066	36
Harley-Davidson, Inc.	912	33
Hasbro, Inc.	662	70
Hilton Worldwide Holdings, Inc.	1,674	164
Home Depot, Inc. (The)(2)	6,457	1,343
Horton (D.R.), Inc.	1,943	84
Kohl’s Corp.	944	45

	Shares	Value
Consumer Discretionary—continued
L Brands, Inc.	1,305	$34
Leggett & Platt, Inc.	749	29
Lennar Corp. Class A	1,635	79
LKQ Corp.(1)	1,800	48
Lowe’s Cos., Inc.(2)	4,579	462
Macy’s, Inc.	1,758	38
Marriott International, Inc. Class A	1,612	226
McDonald’s Corp.(2)	4,375	908
MGM Resorts International	2,916	83
Mohawk Industries, Inc.(1)	351	52
Newell Brands, Inc.	2,224	34
NIKE, Inc. Class B(2)	7,196	604
Nordstrom, Inc.	613	20
Norwegian Cruise Line Holdings Ltd.(1)	1,244	67
O’Reilly Automotive, Inc.(1)	448	165
PulteGroup, Inc.	1,458	46
PVH Corp.	433	41
Ralph Lauren Corp.	302	34
Ross Stores, Inc.	2,119	210
Royal Caribbean Cruises Ltd.	981	119
Starbucks Corp.(2)	7,109	596
Tapestry, Inc.	1,658	53
Target Corp.(2)	2,983	258
Tiffany & Co.	620	58
TJX Cos., Inc. (The)	7,075	374
Tractor Supply Co.	693	75
Ulta Beauty, Inc.(1)	322	112
Under Armour, Inc. Class A(1)	1,074	27
Under Armour, Inc. Class C(1)	1,101	24
VF Corp.	1,855	162
Whirlpool Corp.	364	52
Wynn Resorts Ltd.	554	69
Yum! Brands, Inc.	1,752	194

		14,208

Consumer Staples—7.4%
Altria Group, Inc.(2)	10,315	488
Archer-Daniels-Midland Co.	3,235	132
Brown-Forman Corp. Class B	960	53
Campbell Soup Co.	1,113	45
Church & Dwight Co., Inc.	1,420	104
Clorox Co. (The)	740	113
Coca-Cola Co. (The)(2)	21,778	1,109
Colgate-Palmolive Co.(2)	4,976	357
Conagra Brands, Inc.	2,804	74
Constellation Brands, Inc. Class A	962	189
Costco Wholesale Corp.(2)	2,430	642
Coty, Inc. Class A	1,735	23
Estee Lauder Cos., Inc. (The) Class A	1,260	231
General Mills, Inc.	3,446	181
Hershey Co. (The)	803	108
Hormel Foods Corp.	1,575	64
J.M. Smucker Co. (The)	657	76
Kellogg Co.	1,450	78
Kimberly-Clark Corp.	1,989	265
Kraft Heinz Co.(The)(2)	3,592	111
Kroger Co. (The)	4,607	100
Lamb Weston Holdings, Inc.	846	54
McCormick & Co., Inc.	708	110
Molson Coors Brewing Co. Class B	1,084	61
Mondelez International, Inc. Class A(2)	8,260	445
Monster Beverage Corp.(1)	2,258	144

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Consumer Staples—continued
PepsiCo, Inc.(2)	7,950	$1,042
Philip Morris International, Inc.(2)	8,408	660
Procter & Gamble Co. (The)(2)	14,159	1,553
Sysco Corp.	2,728	193
Tyson Foods, Inc. Class A	1,705	138
Walgreens Boots Alliance, Inc.(2)	4,631	253
Walmart, Inc.(2)	8,057	890

		10,086

Energy—4.6%
Anadarko Petroleum Corp.	2,550	180
Apache Corp.	1,916	56
Baker Hughes a GE Co.	2,620	65
Cabot Oil & Gas Corp.	2,161	50
Chevron Corp.(2)	9,698	1,207
Cimarex Energy Co.	518	31
Concho Resources, Inc.	1,024	106
ConocoPhillips(2)	5,790	353
Devon Energy Corp.	2,119	60
Diamondback Energy, Inc.	789	86
EOG Resources, Inc.	2,960	276
Exxon Mobil Corp.(2)	21,625	1,657
Halliburton Co.(2)	4,453	101
Helmerich & Payne, Inc.	558	28
Hess Corp.	1,305	83
HollyFrontier Corp.	802	37
Kinder Morgan, Inc.(2)	9,936	208
Marathon Oil Corp.	4,178	59
Marathon Petroleum Corp.	3,438	192
National Oilwell Varco, Inc.	1,957	44
Noble Energy, Inc.	2,468	55
Occidental Petroleum Corp.(2)	3,826	192
ONEOK, Inc.	2,101	145
Phillips 66	2,141	200
Pioneer Natural Resources Co.	859	132
Schlumberger Ltd.(2)	7,074	281
TechnipFMC plc	2,172	56
Valero Energy Corp.	2,131	182
Williams Cos., Inc. (The)	6,181	173

		6,295

Financials—13.3%
Affiliated Managers Group, Inc.	295	27
Aflac, Inc.	4,249	233
Allstate Corp. (The)(2)	1,880	191
American Express Co.(2)	3,916	484
American International Group, Inc.(2)	4,924	262
Ameriprise Financial, Inc.	767	111
Aon plc	1,359	262
Assurant, Inc.	349	37
Bank of America Corp.(2)	50,866	1,475
Bank of New York Mellon Corp. (The)(2)	4,974	220
BB&T Corp.	4,324	213
Berkshire Hathaway, Inc. Class B(1)(2)	11,011	2,347
BlackRock, Inc.(2)	689	323
Capital One Financial Corp.(2)	2,649	240
Cboe Global Markets, Inc.	635	66
Charles Schwab Corp. (The)	6,718	270
Chubb Ltd.	2,596	382
Cincinnati Financial Corp.	858	89
Citigroup, Inc.(2)	13,316	933

	Shares	Value
Financials—continued
Citizens Financial Group, Inc.	2,607	$92
CME Group, Inc.	2,026	393
Comerica, Inc.	900	65
Discover Financial Services	1,860	144
E*TRADE Financial Corp.	1,395	62
Everest Re Group Ltd.	230	57
Fifth Third Bancorp	4,359	122
First Republic Bank	933	91
Franklin Resources, Inc.	1,673	58
Gallagher (Arthur J.) & Co.	1,042	91
Goldman Sachs Group, Inc. (The)(2)	1,939	397
Hartford Financial Services Group, Inc. (The)	2,036	114
Huntington Bancshares, Inc.	5,990	83
Intercontinental Exchange, Inc.	3,219	277
Invesco Ltd.	2,248	46
Jefferies Financial Group, Inc.	1,489	29
JPMorgan Chase & Co.(2)	18,541	2,073
KeyCorp	5,712	101
Lincoln National Corp.	1,157	75
Loews Corp.	1,551	85
M&T Bank Corp.	784	133
Marsh & McLennan Cos., Inc.	2,860	285
MetLife, Inc.(2)	5,421	269
Moody’s Corp.	941	184
Morgan Stanley(2)	7,354	322
MSCI, Inc.	477	114
Nasdaq, Inc.	656	63
Northern Trust Corp.	1,237	111
People’s United Financial, Inc.	2,227	37
PNC Financial Services Group, Inc. (The)	2,569	353
Principal Financial Group, Inc.	1,466	85
Progressive Corp. (The)	3,306	264
Prudential Financial, Inc.	2,316	234
Raymond James Financial, Inc.	719	61
Regions Financial Corp.	5,763	86
S&P Global, Inc.	1,408	321
State Street Corp.	2,144	120
SunTrust Banks, Inc.	2,510	158
SVB Financial Group(1)	298	67
Synchrony Financial	3,698	128
T. Rowe Price Group, Inc.	1,338	147
Torchmark Corp.	574	51
Travelers Cos., Inc. (The)	1,491	223
U.S. Bancorp(2)	8,520	447
Unum Group	1,215	41
Wells Fargo & Co.(2)	23,186	1,097
Willis Towers Watson plc	731	140
Zions Bancorp NA	1,054	49

		18,210

Health Care—13.0%
Abbott Laboratories(2)	8,964	754
AbbVie, Inc.(2)	7,529	547
ABIOMED, Inc.(1)	230	60
Agilent Technologies, Inc.	1,621	121
Alexion Pharmaceuticals, Inc.(1)	1,141	149
Align Technology, Inc.(1)	371	102
Allergan plc(2)	1,596	267
AmerisourceBergen Corp.	797	68
Amgen, Inc.(2)	3,176	585
Anthem, Inc.	1,312	370
Baxter International, Inc.	2,433	199

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Health Care—continued
Becton, Dickinson & Co.	1,373	$346
Biogen, Inc.(1)(2)	1,004	235
Boston Scientific Corp.(1)	7,074	304
Bristol-Myers Squibb Co.(2)	8,333	378
Cardinal Health, Inc.	1,521	72
Celgene Corp.(1)(2)	3,585	331
Centene Corp.(1)	2,109	111
Cerner Corp.	1,655	121
Cigna Corp.	1,940	306
Cooper Cos., Inc. (The)	252	85
CVS Health Corp.(2)	6,620	361
Danaher Corp.(2)	3,207	458
DaVita, Inc.(1)	645	36
DENTSPLY SIRONA, Inc.	1,194	70
Edwards Lifesciences Corp.(1)	1,060	196
Eli Lilly & Co.(2)	4,408	488
Gilead Sciences, Inc.(2)	6,510	440
HCA Healthcare, Inc.	1,363	184
Henry Schein, Inc.(1)	773	54
Hologic, Inc.(1)	1,367	66
Humana, Inc.	692	184
IDEXX Laboratories, Inc.(1)	439	121
Illumina, Inc.(1)	750	276
Incyte Corp.(1)	907	77
Intuitive Surgical, Inc.(1)	584	306
IQVIA Holdings, Inc.(1)	808	130
Johnson & Johnson(2)	13,592	1,893
Laboratory Corporation of America Holdings(1)	503	87
McKesson Corp.	979	132
Medtronic plc(2)	6,845	667
Merck & Co., Inc.(2)	13,262	1,112
Mettler-Toledo International, Inc.(1)	127	107
Mylan NV(1)	2,632	50
Nektar Therapeutics(1)	889	32
PerkinElmer, Inc.	566	54
Perrigo Co. plc	638	30
Pfizer, Inc.(2)	28,336	1,227
Quest Diagnostics, Inc.	685	70
Regeneron Pharmaceuticals, Inc.(1)	400	125
ResMed, Inc.	731	89
Stryker Corp.	1,579	325
Teleflex, Inc.	235	78
Thermo Fisher Scientific, Inc.	2,055	603
UnitedHealth Group, Inc.(2)	4,919	1,200
Universal Health Services, Inc. Class B	426	56
Varian Medical Systems, Inc.(1)	463	63
Vertex Pharmaceuticals, Inc.(1)	1,305	239
Waters Corp.(1)	365	79
WellCare Health Plans, Inc.(1)	255	73
Zimmer Biomet Holdings, Inc.	1,043	123
Zoetis, Inc.	2,444	277

		17,749

Industrials—8.6%
3M Co.(2)	2,939	509
A.O. Smith Corp.	724	34
Alaska Air Group, Inc.	628	40
Allegion plc	482	53
American Airlines Group, Inc.	2,040	67
AMETEK, Inc.	1,159	105
Arconic, Inc.	2,058	53
Boeing Co. (The)(2)	2,682	976

	Shares	Value
Industrials—continued
Caterpillar, Inc.(2)	2,937	$400
Cintas Corp.	432	102
Copart, Inc.(1)	1,025	77
CSX Corp.	3,955	306
Cummins, Inc.	739	127
Deere & Co.	1,626	269
Delta Air Lines, Inc.	3,153	179
Dover Corp.	740	74
Eaton Corp. plc	2,162	180
Emerson Electric Co.(2)	3,137	209
Equifax, Inc.	616	83
Expeditors International of Washington, Inc.	876	66
Fastenal Co.	2,921	95
FedEx Corp.(2)	1,226	201
Flowserve Corp.	669	35
Fortive Corp.	1,503	123
Fortune Brands Home & Security, Inc.	717	41
General Dynamics Corp.(2)	1,383	251
General Electric Co.(2)	44,429	466
Honeywell International, Inc.(2)	3,721	650
Hunt (JB) Transport Services, Inc.	444	41
Huntington Ingalls Industries, Inc.	212	48
IHS Markit Ltd.(1)	1,855	118
Illinois Tool Works, Inc.	1,541	232
Ingersoll-Rand plc	1,236	157
Jacobs Engineering Group, Inc.	598	50
Johnson Controls International plc	4,658	192
Kansas City Southern	515	63
L3 Technologies, Inc.	405	99
L3Harris Technologies, Inc.	602	114
Lockheed Martin Corp.(2)	1,255	456
Masco Corp.	1,503	59
Nielsen Holdings plc	1,814	41
Norfolk Southern Corp.	1,365	272
Northrop Grumman Corp.	866	280
PACCAR, Inc.	1,770	127
Parker-Hannifin Corp.	660	112
Pentair plc	805	30
Quanta Services, Inc.	721	28
Raytheon Co.(2)	1,441	251
Republic Services, Inc.	1,100	95
Robert Half International, Inc.	608	35
Robinson (C.H.) Worldwide, Inc.	698	59
Rockwell Automation, Inc.	610	100
Rollins, Inc.	752	27
Roper Technologies, Inc.	529	194
Snap-on, Inc.	284	47
Southwest Airlines Co.	2,539	129
Stanley Black & Decker, Inc.	773	112
Textron, Inc.	1,198	64
TransDigm Group, Inc.(1)	248	120
Union Pacific Corp.(2)	3,689	624
United Continental Holdings, Inc.(1)	1,144	100
United Parcel Service, Inc. Class B(2)	3,552	367
United Rentals, Inc.(1)	406	54
United Technologies Corp.(2)	4,137	539
Verisk Analytics, Inc.	835	122
W.W. Grainger, Inc.	230	62
Wabtec Corp.(2)	809	58
Waste Management, Inc.	1,990	230

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Industrials—continued
Xylem, Inc.	916	$77

		11,756

Information Technology—21.8%
Accenture plc Class A(2)	3,609	667
Adobe, Inc.(1)	2,762	814
Advanced Micro Devices, Inc.(1)	4,989	152
Alliance Data Systems Corp.	258	36
Amphenol Corp. Class A	1,688	162
Analog Devices, Inc.	2,086	235
ANSYS, Inc.(1)	474	97
Apple, Inc.(2)	25,364	5,020
Applied Materials, Inc.	5,376	241
Arista Networks, Inc.(1)	296	77
Autodesk, Inc.(1)	1,240	202
Automatic Data Processing, Inc.	2,467	408
Broadcom, Inc.	2,243	646
Broadridge Financial Solutions, Inc.	655	84
Cadence Design Systems, Inc.(1)	1,588	112
Cisco Systems, Inc.(2)	24,926	1,364
Citrix Systems, Inc.	709	70
Cognizant Technology Solutions Corp. Class A	3,256	206
Corning, Inc.	4,455	148
DXC Technology Co.	1,519	84
F5 Networks, Inc.(1)	337	49
Fidelity National Information Services, Inc.	1,828	224
Fiserv, Inc.(1)	2,217	202
FleetCor Technologies, Inc.(1)	486	137
FLIR Systems, Inc.	767	42
Fortinet, Inc.(1)	821	63
Gartner, Inc.(1)	508	82
Global Payments, Inc.	892	143
Hewlett Packard Enterprise Co.	7,797	117
HP, Inc.	8,683	181
Intel Corp.(2)	25,463	1,219
International Business Machines Corp.(2)	5,039	695
Intuit, Inc.	1,467	383
IPG Photonics Corp.(1)	201	31
Jack Henry & Associates, Inc.	437	59
Juniper Networks, Inc.	1,970	52
Keysight Technologies, Inc.(1)	1,063	95
KLA-Tencor Corp.	935	111
Lam Research Corp.	864	162
Mastercard, Inc. Class A(2)	5,111	1,352
Maxim Integrated Products, Inc.	1,548	93
Microchip Technology, Inc.	1,342	116
Micron Technology, Inc.(1)	6,348	245
Microsoft Corp.(2)	43,442	5,820
Motorola Solutions, Inc.	928	155
NetApp, Inc.	1,398	86
NVIDIA Corp.	3,431	563
Oracle Corp.(2)	14,428	822
Paychex, Inc.	1,810	149
PayPal Holdings, Inc.(1)(2)	6,643	760
Qorvo, Inc.(1)	695	46
QUALCOMM, Inc.(2)	6,853	521
Red Hat, Inc.(1)	1,001	188
salesforce.com, Inc.(1)	4,332	657
Seagate Technology plc	1,452	68
Skyworks Solutions, Inc.	986	76
Symantec Corp.	3,619	79
Synopsys, Inc.(1)	848	109

	Shares	Value
Information Technology—continued
TE Connectivity Ltd.	1,919	$184
Texas Instruments, Inc.(2)	5,314	610
Total System Services, Inc.	922	118
VeriSign, Inc.(1)	597	125
Visa, Inc. Class A(2)	9,910	1,720
Western Digital Corp.	1,647	78
Western Union Co. (The)	2,468	49
Xerox Corp.	1,132	40
Xilinx, Inc.	1,433	169

		29,870

Materials—2.5%
Air Products & Chemicals, Inc.	1,121	254
Albemarle Corp.	540	38
Amcor plc(1)	8,284	95
Avery Dennison Corp.	429	50
Ball Corp.	1,706	119
Celanese Corp.	654	70
CF Industries Holdings, Inc.	1,138	53
Corteva, Inc.(1)	3,836	113
Dow, Inc.	3,836	189
DuPont de Nemours, Inc.	3,836	288
Eastman Chemical Co.	719	56
Ecolab, Inc.	1,293	255
FMC Corp.	687	57
Freeport-McMoRan, Inc.	7,396	86
International Flavors & Fragrances, Inc.	517	75
International Paper Co.	2,043	89
Linde plc	2,812	565
LyondellBasell Industries NV Class A	1,553	134
Martin Marietta Materials, Inc.	319	73
Mosaic Co. (The)	1,810	45
Newmont Goldcorp Corp.	4,171	160
Nucor Corp.	1,559	86
Packaging Corporation of America	482	46
PPG Industries, Inc.	1,204	141
Sealed Air Corp.	794	34
Sherwin-Williams Co. (The)	416	191
Vulcan Materials Co.	673	92
Westrock Co.	1,303	48

		3,502

Real Estate—3.1%
Alexandria Real Estate Equities, Inc.	638	90
American Tower Corp.	2,495	510
Apartment Investment & Management Co. Class A	879	44
AvalonBay Communities, Inc.	784	159
Boston Properties, Inc.	874	113
CBRE Group, Inc. Class A(1)	1,767	91
Crown Castle International Corp.	2,351	306
Digital Realty Trust, Inc.	1,176	139
Duke Realty Corp.	2,032	64
Equinix, Inc.	471	238
Equity Residential	2,093	159
Essex Property Trust, Inc.	372	109
Extra Space Storage, Inc.	720	76
Federal Realty Investment Trust	421	54
HCP, Inc.	2,703	86
Host Hotels & Resorts, Inc.	4,189	76
Iron Mountain, Inc.	1,651	52
Kimco Realty Corp.	2,384	44

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Real Estate—continued
Macerich Co. (The)	599	$20
Mid-America Apartment Communities, Inc.	644	76
Prologis, Inc.	3,566	286
Public Storage	849	202
Realty Income Corp.	1,718	119
Regency Centers Corp.	948	63
SBA Communications, Corp.(1)	637	143
Simon Property Group, Inc.(2)	1,748	279
SL Green Realty Corp.	473	38
UDR, Inc.	1,559	70
Ventas, Inc.	2,015	138
Vornado Realty Trust	981	63
Welltower, Inc.	2,186	178
Weyerhaeuser Co.	4,223	111

		4,196

Utilities—3.3%
AES Corp.	3,744	63
Alliant Energy Corp.	1,334	65
Ameren Corp.	1,383	104
American Electric Power Co., Inc.	2,788	245
American Water Works Co., Inc.	1,022	118
Atmos Energy Corp.	661	70
CenterPoint Energy, Inc.	2,833	81
CMS Energy Corp.	1,602	93
Consolidated Edison, Inc.	1,815	159
Dominion Energy, Inc.	4,518	349
DTE Energy Co.	1,036	132
Duke Energy Corp.(2)	4,110	363
Edison International	1,842	124
Entergy Corp.	1,072	110
Evergy, Inc.	1,439	87
Eversource Energy	1,792	136
Exelon Corp.(2)	5,482	263
FirstEnergy Corp.	2,847	122
NextEra Energy, Inc.(2)	2,703	554
NiSource, Inc.	2,106	61
NRG Energy, Inc.	1,588	56
Pinnacle West Capital Corp.	634	60
PPL Corp.	4,075	126
Public Service Enterprise Group, Inc.	2,857	168
Sempra Energy	1,549	213
Southern Co. (The)(2)	5,848	323
WEC Energy Group, Inc.	1,783	149
Xcel Energy, Inc.	2,907	173

		4,567

TOTAL COMMON STOCKS
(Identified Cost $104,043)		133,202

	Shares	Value
EXCHANGE-TRADED FUND—2.5%
Invesco S&P 500 Low Volatility ETF(3)	61,201	$3,367

TOTAL EXCHANGE-TRADED FUND
(Identified Cost $3,395)		3,367

TOTAL LONG-TERM INVESTMENTS—99.8%
(Identified Cost $107,438)		136,569

SHORT-TERM INVESTMENTS—0.6%

PURCHASED OPTIONS—0.6%
(See open purchased options schedule)
Total Purchased Options
(Premiums paid $979)		790

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $979)		790

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.4%
(Identified Cost $108,417)		$137,359

WRITTEN OPTIONS—(1.2)%
(See open written options schedule)
Total Written Options
(Premiums received $1,879)		(1,658)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.2%
(Identified Cost $106,538)		$135,701
Other assets and liabilities, net—0.8%		1,161

NET ASSETS—100.0%		$136,862

Abbreviation:
ETF Exchange-Traded Fund

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open Purchased Options Contracts as of June 30, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	393	$124,188	$3,160.00	08/02/19	$29
S&P 500® Index	388	121,056	3,120.00	08/09/19	60

See Notes to Schedule of Investments

RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Open Purchased Options Contracts as of June 30, 2019 were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value

					89

Put Options
S&P 500® Index	393	$106,896	$2,720.00	08/02/19	$369
S&P 500® Index	388	103,984	2,680.00	08/09/19	332

					701

Total Purchased Options					$790

Footnote Legend:

(1)	Strike price not reported in thousands.

Open Written Options Contracts as of June 30, 2019 were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value

Call Options
S&P 500® Index	393	$121,437	$3,090.00	08/02/19	$(104)
S&P 500® Index	388	118,340	3,050.00	08/09/19	(400)

					(504)

Put Options
S&P 500® Index	393	109,647	2,790.00	08/02/19	(609)
S&P 500® Index	388	106,700	2,750.00	08/09/19	(545)

					(1,154)

Total Written Options					$(1,658)

Footnote Legend:

(1)	Strike price not reported in thousands.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$133,202	$133,202	$ —
Exchange-Traded Fund	3,367	3,367	—
Other Financial Instruments:
Purchased Options	790	398	392

Total Assets	137,359	136,967	392

Liabilities:
Other Financial Instruments:
Written Options	(1,658)	(1,658)	—

Total Investments	$135,701	$135,309	$392

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

SGA EMERGING MARKETS GROWTH FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—98.2%
Communication Services—5.1%
Tencent Holdings Ltd.	5,031	$227

Consumer Discretionary—33.5%
Alibaba Group Holding Ltd. Sponsored ADR(1)	1,349	229
Ctrip.com International Ltd. ADR(1)	4,841	179
Fast Retailing Co. Ltd.	217	131
Huazhu Group Ltd. ADR	5,411	196
JD.com, Inc. ADR(1)	4,674	141
MercadoLibre, Inc.(1)	278	170
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	1,912	185
TAL Education Group ADR(1)	3,515	134
Yum China Holdings, Inc.	3,036	140

		1,505

Consumer Staples—31.5%
Ambev S.A. ADR	37,603	176
CP ALL PCL	82,775	232
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	1,830	177
Nestle S.A. Registered Shares	1,317	136
Raia Drogasil S.A.	9,016	180
Shoprite Holdings Ltd.	15,188	170
Universal Robina Corp.	39,950	130
Wal-Mart de Mexico SAB de C.V.	78,418	214

		1,415

Financials—16.3%
AIA Group Ltd.	17,400	188
HDFC Bank Ltd. ADR	1,763	229
Ping An Insurance Group Co. of China Ltd. Class H	11,518	138
Sanlam Ltd.	31,844	177

		732

Health Care—4.8%
Abbott Laboratories	1,059	89
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	139,752	127

		216

	Shares	Value
Information Technology—7.0%
Infosys Ltd. Sponsored ADR	16,850	$ 180
Visa, Inc. Class A	785	136

		316

TOTAL COMMON STOCKS
(Identified Cost $4,261)		4,411

TOTAL LONG-TERM INVESTMENTS—98.2%
(Identified Cost $4,261)		4,411

SHORT-TERM INVESTMENT—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)	78,291	78

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $78)		78

TOTAL INVESTMENTS—100.0%
(Identified Cost $4,339)		$4,489
Other assets and liabilities, net—0.0%		2

NET ASSETS—100.0%		$4,491

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.

Country Weightings†

China	32%
United States	10
India	9
Mexico	9
Brazil	8
South Africa	8
Cayman Islands	6
Other	18

Total	100%

† % of total investments as of June 30, 2019.

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,411	$4,411
Money Market Mutual Fund	78	78

Total Investments	$4,489	$4,489

See Notes to Schedule of Investments

SGA GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
COMMON STOCKS—96.3%
Communication Services—6.0%
Alphabet, Inc. Class C(1)	1,951	$2,109
Tencent Holdings Ltd.	33,144	1,496

		3,605

Consumer Discretionary—27.0%
Alibaba Group Holding Ltd. Sponsored ADR(1)	12,493	2,117
Amazon.com, Inc.(1)	1,102	2,087
Booking Holdings, Inc.(1)	644	1,207
Ctrip.com International Ltd. ADR(1)	14,483	535
Fast Retailing Co. Ltd.	1,999	1,208
MercadoLibre, Inc.(1)	2,024	1,238
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	18,666	1,803
NIKE, Inc. Class B	21,433	1,799
TJX Cos., Inc. (The)	34,011	1,798
Yum! Brands, Inc.	22,749	2,518

		16,310

Consumer Staples—13.1%
Danone SA	21,489	1,821
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	12,547	1,214
Mondelez International, Inc. Class A	33,323	1,796
Nestle S.A. Registered Shares	19,737	2,043
Shoprite Holdings Ltd.	93,645	1,048

		7,922

Financials—9.9%
AIA Group Ltd.	225,530	2,432
HDFC Bank Ltd. ADR	18,464	2,401
Sanlam Ltd.	210,450	1,168

		6,001

Health Care—8.6%
Abbott Laboratories	25,267	2,125
Novo Nordisk A/S Class B	36,842	1,877
Regeneron Pharmaceuticals, Inc.(1)	3,836	1,201

		5,203

Industrials—3.3%
IHS Markit Ltd.(1)	30,808	1,963

Information Technology—21.7%
Autodesk, Inc.(1)	12,747	2,077
FleetCor Technologies, Inc.(1)	6,495	1,824
Infosys Ltd. Sponsored ADR	111,723	1,195
Microsoft Corp.	13,728	1,839
salesforce.com, Inc.(1)	11,966	1,816

	Shares	Value
Information Technology—continued
SAP SE Sponsored ADR	13,967	$ 1,911
Visa, Inc. Class A	14,003	2,430

		13,092

Materials—3.2%
Linde plc	9,736	1,955

Real Estate—3.5%
Equinix, Inc.	4,207	2,121

TOTAL COMMON STOCKS
(Identified Cost $43,961)		58,172

TOTAL LONG-TERM INVESTMENTS—96.3%
(Identified Cost $43,961)		58,172

SHORT-TERM INVESTMENT—4.9%
Money Market Mutual Fund—4.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	2,956,241	2,956

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $2,956)		2,956

TOTAL INVESTMENTS—101.2%
(Identified Cost $46,917)		$61,128
Other assets and liabilities, net—(1.2)%		(721)

NET ASSETS—100.0%		$60,407

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†

United States	52%
China	10
India	6
Hong Kong	4
South Africa	4
Switzerland	3
Bermuda	3
Other	18

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

SGA GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$58,172	$58,172
Money Market Mutual Fund	2,956	2,956

Total Investments	$61,128	$61,128

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.

There were no transfers into or out of Level 3 related to securities held at June 30, 2019.

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
U.S. GOVERNMENT SECURITIES—1.5%
U.S. Treasury Bond
2.500%, 2/15/46	$4,850	$4,818
3.000%, 8/15/48	10,885	11,920
U.S. Treasury Note
1.375%, 4/30/20	480	478
2.875%, 8/15/28	1,120	1,203

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $16,532)		18,419

MUNICIPAL BONDS—0.4%
California—0.2%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,069
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	410

		2,479

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	614

Idaho—0.0%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	528

Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	640	656

TOTAL MUNICIPAL BONDS (Identified Cost $4,078)		4,277

FOREIGN GOVERNMENT SECURITIES—0.2%
Argentine Republic Series NY 8.280%, 12/31/33	58	48
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	38
RegS 8.250%, 10/13/24(1)(2)	40	11
RegS 7.650%, 4/21/25(1)(2)	320	84
Dominican Republic
144A 6.875%, 1/29/26(3)	100	113
144A 5.950%, 1/25/27(3)	160	172
144A 6.000%, 7/19/28(3)	150	162
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	227
Republic of Ivory Coast 144A 6.375%, 3/3/28(3)	200	198
Republic of Saudi 144A 4.375%, 4/16/29(3)	630	681
Republic of Turkey 6.000%, 3/25/27	525	499

	Par Value	Value
Sultanate of Oman
144A 5.375%, 3/8/27(3)	$470	$441
144A 5.625%, 1/17/28(3)	200	189

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,038)		2,863

MORTGAGE-BACKED SECURITIES—4.6%
Agency—0.2%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	106	116
Pool #A62213 6.000%, 6/1/37	160	183
Federal National Mortgage Association
Pool #776432 4.000%, 7/1/19	—	—	(4)
Pool #254549 6.000%, 12/1/32	29	33
Pool #735061 6.000%, 11/1/34	227	257
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	125	139
Pool #310041 6.500%, 5/1/37	191	227
Pool #909092 6.000%, 9/1/37	9	10
Pool #972569 5.000%, 3/1/38	141	154
Pool #909175 5.500%, 4/1/38	93	103
Pool #929625 5.500%, 6/1/38	141	155
Pool #909220 6.000%, 8/1/38	66	76

		1,457

Non-Agency—4.4%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(5)	100	102
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	795	854
2015-SFR1, A 144A 3.467%, 4/17/52(3)	993	1,025
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	362
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(3)(5)	218	220
2018-2, A1 144A 3.674%, 7/27/48(3)(5)	844	858
2019-1, A1 144A 3.920%, 11/25/48(3)(5)	750	765
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(5)	680	683

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(5)	$203	$208
2019-1, A1 144A 3.805%, 1/25/49(3)(5)	253	259
2019-2, A1 144A 3.347%, 4/25/49(3)(5)	397	403
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(3)(5)	580	588
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(5)	65	66
2005-1, 1A1 5.500%, 2/25/35	209	214
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	94	97
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	94	97
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.613%, 5/25/34(5)	288	290
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	500	521
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	510	535
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	245	257
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(5)	525	536
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.971%, 4/15/35(3)(5)	560	559
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	520	543
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.635%, 5/10/35(3)(5)	610	629
2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.314%, 12/15/36(3)(5)	675	667
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(5)	46	47
2018-RP1, A1 144A 3.000%, 9/25/64(3)(5)	1,038	1,052
2019-RP1, A1 144A 3.500%, 1/25/66(3)(5)	544	560
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(3)(5)	162	161
2019-1, A1 144A 3.705%, 3/25/49(3)(5)	654	664
2019-3, A1 144A 2.764%, 8/25/49(3)(5)	1,005	1,005
CoreVest American Finance Trust
2018-1, A 144A 3.804%, 6/15/51(3)	94	97

	Par Value	Value
Non-Agency—continued
2018-2, A 144A 4.026%, 11/15/52(3)	$163	$170
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.374%, 5/15/36(3)(5)	530	531
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.758%, 4/25/44(3)(5)	39	39
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(5)	59	59
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(3)(5)	623	621
2018-1, A1FX 144A 4.140%, 10/25/58(3)(5)	299	304
2019-1, A1 144A 2.934%, 6/25/59(3)(5)(6)	460	460
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(5)	182	184
2018-1, A23 144A 3.500%, 11/25/57(3)(5)	207	209
2018-2, A41 144A 4.500%, 10/25/58(3)(5)	683	700
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(5)	356	358
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(5)	132	139
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	502
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(5)	126	128
2018-2, A1 144A 3.985%, 11/25/58(3)(5)	155	159
2019-1, A1 144A 3.454%, 1/25/59(3)(5)	647	655
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5
5.950%, 11/25/33	177	181
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	117	121
2014-C22, A4 3.801%, 9/15/47	300	318
2015-C31, AS 4.106%, 8/15/48	565	601
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(5)	73	74
2014-1, 2A12 144A 3.500%, 1/25/44(3)(5)	87	88
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	386	395
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	489	506
2017-3, 2A2 144A 2.500%, 8/25/47(3)(5)	196	195
2017-5, A1 144A 3.182%, 10/26/48(3)(5)	739	745

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2017-4, A3 144A 3.500%, 11/25/48(3)(5)	$291	$294
2018-8, A3 144A 4.000%, 1/25/49(3)(5)	194	199
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A
3.194%, 5/15/36(3)(5)	565	565
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(5)	670	677
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	177	179
2005-2, 2A1 6.000%, 1/25/35	70	74
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(5)	163	165
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.604%, 6/25/52(3)(5)(6)	340	340
MetLife Securitization Trust
2017-1A, M1 144A 3.728%, 4/25/55(3)(5)	100	103
2019-1A, A1A 144A 3.750%, 4/25/58(3)(5)	653	678
Mill City Mortgage Loan Trust
2017-1, A1 144A 2.750%, 11/25/58(3)(5)	56	56
2018-4, A1B 144A 3.500%, 4/25/66(3)(5)	1,680	1,702
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	293
2015-C22, AS 3.561%, 4/15/48	835	866
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.314%, 8/15/34(3)(5)	555	555
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.154%, 1/25/48(3)(5)	293	293
2014-1A, A 144A 3.750%, 1/25/54(3)(5)	401	415
2015-2A, A1 144A 3.750%, 8/25/55(3)(5)	270	280
2016-1A, A1 144A 3.750%, 3/25/56(3)(5)	131	134
2016-4A, A1 144A 3.750%, 11/25/56(3)(5)	88	91
2016-4A, B1A 144A 4.500%, 11/25/56(3)(5)	406	431
2017-2A, A3 144A 4.000%, 3/25/57(3)(5)	192	200
2018-1A, A1A 144A 4.000%, 12/25/57(3)(5)	716	742
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.155%, 3/25/35(5)	307	309
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(5)	489	497
2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	573	591

	Par Value	Value
Non-Agency—continued
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	$470	$490
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A
4.213%, 7/25/60(3)(5)	506	514
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	980	994
2018-SFR2, B 144A 3.841%, 8/17/35(3)	475	487
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(5)	756	765
2019-2A, A1 144A 3.967%, 4/25/24(3)(5)	776	788
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(5)	446	449
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	394	407
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(5)	845	845
Sequoia Mortgage Trust 2013-8, B1 3.528%, 6/25/43(5)	253	259
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(5)	425	431
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.341%, 4/25/48(3)(5)	570	568
2015-1, A2 144A 3.250%, 10/25/53(3)(5)	500	504
2015-3, A1B 144A 3.000%, 3/25/54(3)(5)	60	61
2016-1, A1B 144A 2.750%, 2/25/55(3)(5)	64	64
2016-1, M1 144A 3.500%, 2/25/55(3)(5)	160	165
2015-6, M1 144A 3.750%, 4/25/55(3)(5)	100	104
2015-5, A2 144A 3.500%, 5/25/55(3)(5)	580	594
2016-2, A1 144A 3.000%, 8/25/55(3)(5)	459	463
2018-6, A1A 144A 3.750%, 3/25/58(3)(5)	315	323
2019-1, A1 144A 3.750%, 3/25/58(3)(5)	912	952
2018-4, A1 144A 3.000%, 6/25/58(3)(5)	499	506
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(5)	291	295
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	585	596
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(5)	459	463
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A
3.375%, 10/25/47(3)(5)	556	557
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A
4.213%, 8/25/48(3)(5)	602	608

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A
4.115%, 9/25/48(3)(5)	$229	$231
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A
3.967%, 9/25/48(3)(5)	209	210
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A
4.336%, 1/25/49(3)(5)	643	651
Verus Securitization Trust
2017-2A, A1 144A
2.485%, 7/25/47(3)(5)	213	212
2018-1, A1 144A 2.929%, 2/25/48(3)(5)	217	217
2018-2, A1 144A 3.677%, 6/1/58(3)(5)	315	319
2018-3, A1 144A 4.108%, 10/25/58(3)(5)	454	464
2019-1, A1 144A 3.836%, 2/25/59(3)(5)	766	778
2019-INV1, A1 144A 3.402%, 12/25/59(3)(5)	433	438
Wells Fargo Commercial Mortgage Trust
2014-C24, AS
3.931%, 11/15/47	565	588
2015-LC20, A5 3.184%, 4/15/50	565	584
2015-LC20, B 3.719%, 4/15/50	1,029	1,066

		53,209

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $53,596)		54,666
ASSET-BACKED SECURITIES—2.1%
Auto Floor Plan—0.0%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A
3.220%, 2/15/23(3)	145	147

Automobiles—1.4%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(3)	123	123
2018-1, B 144A 4.820%, 5/20/21(3)	550	553
2019-1, A 144A 3.750%, 5/20/22(3)	559	564
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(3)	254	254
2018-1, C 144A 3.550%, 4/10/24(3)	160	161
2018-4, C 144A 3.970%, 1/13/25(3)	680	694
2019-2, C 144A 3.170%, 6/12/25(3)	565	570
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A144A
2.990%, 6/20/22(3)	900	909

	Par Value	Value
Automobiles—continued
Capital Auto Receivables Asset Trust
2017-1, C
144A 2.700%, 9/20/22(3)	$430	$431
2017-1, D 144A 3.150%, 2/20/25(3)	135	136
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	140	140
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	184	183
CPS Auto Receivables Trust 2017-D, B 144A 2.430%, 1/18/22(3)	680	679
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	295	295
DT Auto Owner Trust
2016-4A, C 144A 2.740%, 10/17/22(3)	17	17
2018-1A, C 144A 3.470%, 12/15/23(3)	145	146
2018-3A, C 144A 3.790%, 7/15/24(3)	380	388
2019-2A, B 144A 2.990%, 4/17/23(3)	565	569
Exeter Automobile Receivables Trust
2015-2A, C
144A 3.900%, 3/15/21(3)	278	279
2017-1A, B 144A 3.000%, 12/15/21(3)	273	273
2018-3A, C 144A 3.710%, 6/15/23(3)	545	555
2018-4A, D 144A 4.350%, 9/16/24(3)	160	166
2019-1A, D 144A 4.130%, 12/16/24(3)	155	160
2019-2A, C 144A 3.300%, 3/15/24(3)	570	579
First Investors Auto Owner Trust 2016-2A, C 144A
2.530%, 7/15/22(3)	505	504
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(3)	390	392
2017-3, C 144A 2.910%, 9/15/23(3)	520	523
2019-1, C 144A 3.600%, 2/18/25(3)	835	859
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(3)	420	422
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(3)	635	636
2017-1A, C 144A 3.500%, 7/15/22(3)	155	156
2018-1A, B 144A 3.520%, 8/15/23(3)	155	157
2018-3A, C 144A 4.180%, 7/15/24(3)	640	660
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(3)	685	685
2019-1A, A 144A 3.710%, 3/25/23(3)	560	575

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(3)	$194	$194
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(3)	420	421
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(3)	520	522
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	165	165
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(3)	82	82
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(3)	565	570
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	135	137
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	525	525

		17,009

Other—0.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	94	95
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	159	166
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A
3.240%, 12/20/23(3)	389	391
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	767	769
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	557	565
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	395	395
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	181	182
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	69	69
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	65	65
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	149	149
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	160	166
MVW Owner Trust
2016-1A, A
144A 2.250%, 12/20/33(3)	212	211
2017-1A, A 144A 2.420%, 12/20/34(3)	292	291
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	470	476
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	661	670
Prosper Marketplace Issuance Trust
2017-2A, B 144A 3.480%, 9/15/23(3)	122	122
2018-2A, B 144A 3.960%, 10/15/24(3)	590	598
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	130	133

	Par Value		Value
Other—continued
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(3)	$215		$216
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(3)	680		684
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(3)	653		679
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	254		249
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	563		578

			7,919

Student Loan—0.0%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	439		441
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(3)	78		78

			519
TOTAL ASSET-BACKED SECURITIES (Identified Cost $25,331)			25,594
CORPORATE BONDS AND NOTES—8.5%
Communication Services—0.4%
America Movil SAB de C.V. 6.450%, 12/5/22	20	MXN	98
AT&T, Inc.
4.100%, 2/15/28	437		463
(3 month LIBOR + 1.180%) 3.616%, 6/12/24(5)	335		339
Comcast Corp.
3.950%, 10/15/25	305		329
4.150%, 10/15/28	148		163
Discovery Communications LLC 3.950%, 3/20/28	735		757
DISH DBS Corp.
5.875%, 7/15/22	280		284
7.750%, 7/1/26	60		59
Entercom Media Corp. 144A 6.500%, 5/1/27(3)	15		16
Frontier Communications Corp.
8.500%, 4/15/20(7)	45		37
144A 8.500%, 4/1/26(3)	205		199
iHeart Communications, Inc.
6.375%, 5/1/26(7)	3		4
8.375%, 5/1/27	6		6
iHeart Communications, Inc. Escrow 0.000%, 5/1/23(8)	55		—
Meredith Corp. 6.875%, 2/1/26	330		350
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(3)	75		77
144A 5.500%, 7/1/29(3)	170		174
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(3)	750		778
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	330		345
Verizon Communications, Inc. 4.125%, 3/16/27	320		348

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Communication Services—continued
(3 month LIBOR + 1.100%) 3.618%, 5/15/25(5)	$180	$182

		5,008

Consumer Discretionary—0.6%
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	505	527
CRH America, Inc. 144A 3.875%, 5/18/25(3)	320	335
Dollar Tree, Inc. 4.000%, 5/15/25	358	373
Eldorado Resorts, Inc. 6.000%, 9/15/26	160	175
frontdoor, Inc. 144A 6.750%, 8/15/26(3)	325	346
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	385	405
General Motors Financial Co., Inc. 3.450%, 4/10/22	100	101
GLP Capital LP
5.250%, 6/1/25	100	107
5.750%, 6/1/28	520	573
Hilton Domestic Operating Co., Inc. 144A 4.875%, 1/15/30(3)	125	129
Horton (D.R.), Inc. 4.750%, 2/15/23	635	669
Lear Corp. 3.800%, 9/15/27	775	767
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(3)	20	21
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(3)	70	71
144A 5.750%, 4/15/26(3)	40	41
PulteGroup, Inc. 6.375%, 5/15/33	280	299
QVC, Inc. 4.375%, 3/15/23	700	710
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	210	220
Service Corp. International 5.125%, 6/1/29	95	100
TRI Pointe Group, Inc. 5.875%, 6/15/24	275	284
Under Armour, Inc. 3.250%, 6/15/26	340	321
William Lyon Homes, Inc. 6.000%, 9/1/23	485	492

		7,066

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	490	528
4.750%, 1/23/29	162	184
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	920	984
Conagra Brands, Inc. 4.300%, 5/1/24	670	710
CVS Health Corp.
2.875%, 6/1/26	760	746
4.300%, 3/25/28	624	658

	Par Value	Value
Consumer Staples—continued
Flowers Foods, Inc. 4.375%, 4/1/22	$700	$731
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	510	496
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	200	207

		5,244

Energy—0.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	320	336
Anadarko Finance Co. Series B 7.500%, 5/1/31	45	60
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	110
Andeavor Logistics LP 4.250%, 12/1/27	330	348
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	245	259
CrownRock LP 144A 5.625%, 10/15/25(3)	345	345
Encana Corp. 8.125%, 9/15/30	65	86
Energy Transfer Operating LP 4.200%, 4/15/27	680	706
Helmerich & Payne, Inc. 4.650%, 3/15/25	395	418
HollyFrontier Corp. 5.875%, 4/1/26	630	692
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	200	215
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	795
Kinder Morgan, Inc. 7.750%, 1/15/32	205	281
MPLX LP 4.000%, 3/15/28	571	593
NuStar Logistics LP 5.625%, 4/28/27	350	353
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A
7.720%, 12/1/26(3)(9)	174	43
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(10)	25	—	(4)
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	780	955
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	38
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	461
4.200%, 3/15/28	500	525
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	655	775
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	127	130
USA Compression Partners LP 6.875%, 4/1/26	475	502
Valero Energy Partners LP 4.500%, 3/15/28	674	714

		9,740

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Financials—3.0%
Acrisure LLC 144A 7.000%, 11/15/25(3)	$130	$117
AerCap Ireland Capital DAC 3.650%, 7/21/27	720	716
Allstate Corp. (The) Series B (3 month LIBOR + 2.938%) 5.750%, 8/15/53(11)	655	687
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	690	717
Ares Capital Corp. 4.250%, 3/1/25	395	400
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	595	590
Athene Holding Ltd. 4.125%, 1/12/28	600	605
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	200	211
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	885	885
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	520
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	645	651
Banco Santander Chile 144A 3.875%, 9/20/22(3)	430	444
Bank of America Corp.
4.200%, 8/26/24	1,232	1,310
(3 month LIBOR + 0.770%) 3.335%, 2/5/26(5)	110	108
(3 month LIBOR + 0.790%) 3.400%, 12/20/23	712	725
Bank of Montreal 3.803%, 12/15/32	1,126	1,142
Brighthouse Financial, Inc. 3.700%, 6/22/27	715	680
BrightSphere Investment Group plc 4.800%, 7/27/26	735	748
Brookfield Finance, Inc. 4.000%, 4/1/24	671	705
Capital One Financial Corp.
4.200%, 10/29/25	630	661
3.750%, 7/28/26	765	778
Citigroup Inc. 4.050%, 7/30/22	700	730
Citigroup, Inc.
3.200%, 10/21/26	525	536
(3 month LIBOR + 1.250%) 3.569%, 7/1/26(5)	1,360	1,370
Discover Bank 4.682%, 8/9/28	475	492
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	253
E*TRADE Financial Corp. 4.500%, 6/20/28	405	426
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	705	743
FS KKR Capital Corp.
4.250%, 1/15/20	615	617
4.750%, 5/15/22	245	248
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	600	648

	Par Value	Value
Financials—continued
(3 month LIBOR + 1.170%) 3.688%, 5/15/26(5)	$685	$675
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)(7)	200	218
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	358	362
ICAHN Enterprises LP 144A 6.250%, 5/15/26(3)	575	581
iStar, Inc. 5.250%, 9/15/22	255	261
Jefferies Financial Group, Inc. 5.500%, 10/18/23	345	372
Jefferies Group LLC
6.875%, 4/15/21	78	83
5.125%, 1/20/23	123	132
4.850%, 1/15/27	340	351
JPMorgan Chase & Co. 3.300%, 4/1/26	1,255	1,301
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	680	844
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	153	162
144A 4.569%, 2/1/29(3)	537	590
Morgan Stanley
3.125%, 7/27/26	1,315	1,339
6.375%, 7/24/42	1,275	1,784
Navient Corp. 6.750%, 6/25/25	465	481
Prudential Financial, Inc.
(3 month LIBOR + 3.920%) 5.625%, 6/15/43(11)	755	798
(3 month LIBOR + 4.175%) 5.875%, 9/15/42	100	106
Santander Holdings USA, Inc.
3.700%, 3/28/22	359	368
3.500%, 6/7/24	455	462
4.400%, 7/13/27	340	355
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	535	564
Springleaf Finance Corp.
6.875%, 3/15/25	340	372
7.125%, 3/15/26	35	38
Synchrony Financial 3.950%, 12/1/27	730	729
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	745	786
Toronto-Dominion Bank (The) 3.625%, 9/15/31	820	835
Trinity Acquisition plc 4.400%, 3/15/26	230	245
UBS AG 7.625%, 8/17/22	500	561
Wells Fargo & Co.
3.550%, 9/29/25	510	532
Series S (3 month LIBOR + 3.110%) 5.900%(10)	570	596

		36,346

Health Care—0.5%
AbbVie, Inc. 3.600%, 5/14/25	235	243

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Health Care—continued
3.200%, 5/14/26	$585	$593
Advanz Pharma Corp. 8.000%, 9/6/24	22	21
Allergan Funding SCS 3.450%, 3/15/22	935	954
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(3)	75	84
Bausch Health Cos., Inc.
144A 7.000%, 3/15/24(3)	15	16
144A 5.500%, 11/1/25(3)	310	323
Becton Dickinson & Co.
3.363%, 6/6/24	113	117
3.700%, 6/6/27	356	372
(3 month LIBOR + 0.875%) 3.194%, 12/29/20(5)	94	94
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	70	71
HCA, Inc.
5.375%, 2/1/25	180	194
5.250%, 6/15/26	55	61
5.125%, 6/15/39	235	244
5.250%, 6/15/49	350	364
IQVIA, Inc. 144A 5.000%, 5/15/27(3)	90	93
Mylan NV 3.950%, 6/15/26	595	574
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	215	211
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	570	571
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	15	13
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	955	984
(3 month LIBOR + 0.750%) 3.169%, 3/19/21(5)	230	230

		6,427

Industrials—0.5%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	705	706
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	582
Clean Harbors, Inc. 144A 4.875%, 7/15/27(3)	20	20
CNH Industrial N.V. 4.500%, 8/15/23	538	564
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	38	38
DP World plc 144A 6.850%, 7/2/37(3)	100	126
IAA, Inc. 144A 5.500%, 6/15/27(3)	55	57
Navistar International Corp. 144A 6.625%, 11/1/25(3)	225	236
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	60	61
Oshkosh Corp. 4.600%, 5/15/28	787	830
Owens Corning 3.400%, 8/15/26	740	720

	Par Value	Value
Industrials—continued
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	$455	$478
Pentair Finance S.a.r.l 4.500%, 7/1/29	800	820
TransDigm, Inc. 6.375%, 6/15/26	185	187
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	569	605
US Airways, Inc. Pass-Through-Trust 2012-1, B 8.000%, 10/1/19	129	130

		6,160

Information Technology—0.5%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	15	13
Broadcom Corp.
3.000%, 1/15/22	195	196
3.625%, 1/15/24	522	527
Citrix Systems, Inc. 4.500%, 12/1/27	660	683
Dell International LLC
144A 6.020%, 6/15/26(3)	100	110
144A 4.900%, 10/1/26(3)	360	375
144A 8.100%, 7/15/36(3)	270	331
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	595	650
Motorola Solutions, Inc.
4.600%, 2/23/28	440	461
4.600%, 5/23/29	225	237
Verisk Analytics, Inc. 4.000%, 6/15/25	685	731
ViaSat, Inc. 144A 5.625%, 4/15/27(3)	375	390
VMware, Inc.
2.950%, 8/21/22	223	225
3.900%, 8/21/27	333	337

		5,266

Materials—0.6%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	260	275
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	540	542
ArcelorMittal 6.125%, 6/1/25	415	472
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(11)	655	747
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	440	439
DuPont de Nemours, Inc. 4.493%, 11/15/25	540	597
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	685	691
Greif, Inc. 144A 6.500%, 3/1/27(3)	290	299
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	850	883
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	60	61
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	660	707

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Materials—continued
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	$200	$208
144A 4.892%, 4/24/25(3)	200	209
Vulcan Materials Co. 3.900%, 4/1/27	520	533

		6,663

Real Estate—0.6%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	345	362
Corporate Office Properties LP 3.600%, 5/15/23	715	720
EPR Properties
4.750%, 12/15/26	865	916
4.500%, 6/1/27	75	78
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	440	454
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	610	628
Hospitality Properties Trust
4.950%, 2/15/27	640	644
4.375%, 2/15/30	40	38
Kilroy Realty LP 4.375%, 10/1/25	640	683
Life Storage LP
3.500%, 7/1/26	540	540
3.875%, 12/15/27	250	256
MPT Operating Partnership LP 5.000%, 10/15/27	240	247
Office Properties Income Trust 4.500%, 2/1/25	855	856
Physicians Realty LP
4.300%, 3/15/27	140	145
3.950%, 1/15/28	535	539
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	483

		7,589

Utilities—0.6%
CenterPoint Energy, Inc. 4.250%, 11/1/28	680	735
DPL, Inc. 144A 4.350%, 4/15/29(3)	677	686
Exelon Corp. 3.497%, 6/1/22	955	979
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	735	788
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	635	656
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	214
PSEG Power LLC 3.850%, 6/1/23	608	633
Southern Power Co. 4.150%, 12/1/25	820	872
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	260	258
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	350	351
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	200	225

	Par Value	Value
Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	$580	$588

		6,985

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $98,668)		102,494

LEVERAGED LOANS(5) —1.1%
Aerospace—0.0%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.160%, 12/6/25	85	85
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	39	39
Tranche B-2 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	21	21
TransDigm, Inc. 2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	207	203

		348

Chemicals—0.0%
New Arclin U.S. Holding Corp. First Lien (3 month LIBOR + 3.500%) 0.000%, 2/14/24(12)	32	32
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.652%, 8/25/23	102	102

		134

Consumer Durables—0.0%
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/29/24(12)	137	135

Consumer Non-Durables—0.0%
Energizer Holdings, Inc. Tranche B (1 month LIBOR + 2.250%) 4.750%, 12/17/25	30	30
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.402%, 5/15/23	444	418

		448

Energy—0.1%
California Resources Corp. (1 month LIBOR + 10.375%) 12.777%, 12/31/21	80	81
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 7.600%, 3/28/24	290	290
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.652%, 10/30/24	79	77

		448

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Financial—0.1%
Ditech Holding Corp. Tranche B (3 month PRIME + 7.000%) 12.500%, 6/30/22(1)(6)	$88	$31
iStar, Inc. (1 month LIBOR + 2.750%) 5.152%, 6/28/23	114	113
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.152%, 10/1/25	612	593

		737

Food / Tobacco—0.1%
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.152%, 3/31/25	183	181
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.902%, 10/10/23	51	50
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 6.090%, 5/23/25	69	68
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.402%, 5/23/25	309	305

		604

Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 0.000%, 5/15/26(12)	230	228
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.652%, 1/31/25	40	38

		266

Gaming / Leisure—0.1%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.330%, 12/1/23	49	49
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.152%, 7/8/24	334	333
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.830%, 7/10/25	27	27
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.152%, 5/30/25	293	292

		701

Healthcare—0.2%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.735%, 1/16/23	30	26
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.919%, 10/31/25	75	75
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.500%, 1/4/26	15	15
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.902%, 6/30/25	84	84
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 5.162%, 11/27/25	131	130

	Par Value	Value
Healthcare—continued
(1 month LIBOR + 3.000%) 5.412%, 6/2/25	$68	$68
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.402%, 6/7/23	316	314
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.080%, 5/2/23	104	104
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.152%, 6/11/25	366	364
NVA Holdings, Inc. Tranche B-4 (1 month LIBOR + 3.500%) 5.939%, 2/2/25	40	40
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	54	51
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.904%, 11/16/25	503	499

		1,770

Housing—0.1%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.402%, 10/31/23	572	564
Capital Automotive LP Tranche B-2, First Lien (1 month LIBOR + 2.500%) 4.910%, 3/25/24	382	376
CPG International LLC (6 month LIBOR + 3.750%) 5.933%, 5/5/24	88	86
Summit Materials LLC (1 month LIBOR + 2.000%) 4.402%, 11/21/24	536	533

		1,559

Information Technology—0.1%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 9.330%, 9/19/25	57	57
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.580%, 10/2/25	508	480
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	90	90
Kronos, Inc. First Lien (3 month LIBOR + 3.000%) 5.579%, 11/1/23	447	446

		1,073

Media / Telecom—Broadcasting—0.0%
iHeart Communications, Inc. (3 month LIBOR + 4.000%) 6.579%, 5/1/26	15	14
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/19/26(12)	360	359

		373

Media / Telecom - Cable/Wireless Video—0.0%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.644%, 1/15/26	274	270

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Par Value	Value
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(12)	$457	$445

Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.410%, 4/11/25	208	205

Service—0.1%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.402%, 3/20/25	15	14
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.404%, 2/6/26	415	415
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.652%, 12/31/25	494	486
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	407	399

		1,314

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.910%, 11/6/24	331	329
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.902%, 4/30/26	275	273

		602

Utility—0.1%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.152%, 4/13/23	90	89
Brookfield WEC Holdings, Inc.
(3 month LIBOR + 3.500%) 0.000%, 8/1/25(12)	180	180
First Lien (3 month LIBOR + 3.500%) 5.902%, 8/1/25	388	387
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 5.080%, 4/5/26	455	454
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20(13)	195	196
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(13)	70	70

		1,376

TOTAL LEVERAGED LOANS (Identified Cost $12,987)		12,808

	Shares	Value
CONVERTIBLE PREFERRED STOCK—0.3%
Information Technology—0.3%
BDC Payments Holdings, Inc.(8)(14)(15)	374,230	$3,271

TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $3,109)		3,271

PREFERRED STOCKS—0.3%
Financials—0.3%
Bank of New York Mellon Corp. (The) Series E, 4.950%	525(16)	531
JPMorgan Chase & Co. Series Z, 5.300%	800(16)	809
KeyCorp Series D, 5.000%(17)	375(16)	379
M&T Bank Corp. Series F, 5.125%(17)	476(16)	493
MetLife, Inc. Series D, 5.875%	277(16)	292
PNC Financial Services Group, Inc. (The) Series S, 5.000%	715(16)	727
Zions Bancorp, 6.950%	6,400	182

		3,413

Industrials—0.0%
General Electric Co. Series D, 5.000%	645(16)	619

TOTAL PREFERRED STOCKS (Identified Cost $3,907)		4,032

COMMON STOCKS—29.7%
Communication Services—5.3%
58.com, Inc. ADR(14)	39,300	2,443
Activision Blizzard, Inc.	67,710	3,196
Adevinta ASA Class A(14)	96,970	1,078
Ascential plc	481,822	2,179
Auto Trader Group plc	301,168	2,095
Autohome, Inc. ADR(14)	25,400	2,175
carsales.com Ltd.	162,713	1,546
Clear Channel Outdoor Holdings, Inc.(14)	1,381	6
CTS Eventim AG & Co. KGaA	33,100	1,540
Facebook, Inc. Class A(14)	90,120	17,393
Netflix, Inc.(14)	34,480	12,665
REA Group Ltd.	35,874	2,419
Rightmove plc	411,431	2,794
Scout24 AG	29,699	1,578
Tencent Holdings Ltd. ADR	192,210	8,699
Weibo Corp. Sponsored ADR(14)	51,500	2,243

		64,049

Consumer Discretionary—6.8%
Alibaba Group Holding Ltd. Sponsored ADR(14)	87,350	14,801
Amazon.com, Inc.(14)	12,520	23,708
Baozun, Inc. Sponsored ADR(14)	36,400	1,815
Ctrip.com International Ltd. ADR(14)	150,780	5,565
Home Depot, Inc. (The)	21,360	4,442
Las Vegas Sands Corp.	108,790	6,428
McDonald’s Corp.	21,740	4,515
MercadoLibre, Inc.(14)	8,140	4,980
NIKE, Inc. Class B	92,160	7,737
Ross Stores, Inc.	59,660	5,914
ZOZO, Inc.	92,700	1,736

		81,641

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

	Shares	Value
Consumer Staples—1.0%
Compania Cervecerias Unidas SA Sponsored ADR	26,900	$760
McCormick & Co., Inc.	23,740	3,680
Monster Beverage Corp.(14)	46,740	2,983
Philip Morris International, Inc.	52,160	4,096

		11,519

Energy—0.5%
Cabot Oil & Gas Corp.	160,040	3,675
Computer Modelling Group Ltd.	264,419	1,470
Frontera Energy Corp.	1,798	18
Pason Systems, Inc.	51,500	746

		5,909

Financials—2.4%
Bank of America Corp.	293,600	8,514
Charles Schwab Corp. (The)	101,060	4,062
Gruppo Mutuionline SpA	79,081	1,408
MarketAxess Holdings, Inc.	16,580	5,329
Mortgage Advice Bureau Holdings Ltd.	393,241	2,972
Progressive Corp. (The)	30,960	2,475
Sabre Insurance Group plc	901,480	3,125
Vostok New Ventures Ltd. SDR(14)	78,883	484

		28,369

Health Care—2.3%
Bluebird Bio, Inc.(14)	13,140	1,671
Danaher Corp.	40,530	5,793
Haw Par Corp., Ltd.	42,800	447
HealthEquity, Inc.(14)	72,600	4,748
Illumina, Inc.(14)	18,890	6,954
Zoetis, Inc.	73,060	8,292

		27,905

Industrials—3.9%
51job, Inc. ADR(14)	21,100	1,593
Asiakastieto Group Oyj	5,149	169
Caterpillar, Inc.	20,590	2,806
CoStar Group, Inc.(14)	11,540	6,394
DSV A/S	25,307	2,485
en-japan, Inc.	65,400	2,545
Haitian International Holdings Ltd.	1,075,000	2,232
HeadHunter Group plc ADR	209,800	3,409
JOST Werke AG	64,706	2,266
Kansas City Southern	34,790	4,238
Knorr-Bremse AG	20,427	2,276
Rockwell Automation, Inc.	13,190	2,161
Roper Technologies, Inc.	18,860	6,908
Uber Technologies, Inc.(14)	54,990	2,551
VAT Group AG	27,772	3,421
Voltronic Power Technology Corp.	77,000	1,678

		47,132

Information Technology—6.8%
Accenture plc Class A	27,250	5,035
Alten SA	24,064	2,884
Amphenol Corp. Class A	84,100	8,069
Avalara, Inc.(14)	96,680	6,980
Bouvet ASA	12,237	437

	Shares	Value
Information Technology—continued
Douzone Bizon Co., Ltd.	26,843	$1,446
Fair Isaac Corp.(14)	8,400	2,638
Gartner, Inc.(14)	21,310	3,430
NVIDIA Corp.	43,950	7,218
Paycom Software, Inc.(14)	52,940	12,003
Trade Desk, Inc. (The) Class A(14)	30,680	6,988
Visa, Inc. Class A	85,110	14,771
Webstep AS	6,569	18
Workday, Inc. Class A(14)	48,250	9,919

		81,836

Materials—0.7%
Corp. Moctezuma SAB de C.V.	482,093	1,529
Ecolab, Inc.	37,740	7,452

		8,981

TOTAL COMMON STOCKS (Identified Cost $241,397)		357,341

EXCHANGE-TRADED FUND—0.1%
iShares iBoxx High Yield Corporate Bond Index Fund	13,113	1,143

TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,142)		1,143

WARRANT—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(6)(14)	587	9

TOTAL WARRANT (Identified Cost $10)		9

TOTAL LONG-TERM INVESTMENTS—48.8% (Identified Cost $463,795)		586,917

SHORT-TERM INVESTMENT—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(18)	10,861,996	10,862

TOTAL SHORT-TERM INVESTMENT (Identified Cost $10,862)		10,862

SECURITIES LENDING COLLATERAL—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(18)(19)	89,979	90

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $90)		90

TOTAL INVESTMENTS—49.7% (Identified Cost $474,747)		$597,869
Other assets and liabilities, net—50.3%		605,745

NET ASSETS—100.0%		$1,203,614

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Foreign Currencies:

MXN Mexican Peso

Footnote Legend:

(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $102,350 or 8.5% of net assets.

(4)	Amount is less than $500.
(5)

Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	All or a portion of security is on loan.

(8)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(9)	87% of the income received was in cash and 13% was in PIK.
(10)	No contractual maturity date.
(11)	Interest payments may be deferred.
(12)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	Non-income producing.
(15)	Restricted security.
(16)	Value shown as par value.
(17)	Interest may be forfeited.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†

United States	80%
China	7
United Kingdom	3
Germany	1
Canada	1
Australia	1
Japan	1
Other	6

Total	100%

† % of total investments as of June 30, 2019.

See Notes to Schedule of Investments

TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedules of Investments):

	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$25,594	$—	$25,594	$—
Corporate Bonds and Notes	102,494	—	102,494	—
Foreign Government Securities	2,863	—	2,863	—
Leveraged Loans	12,808	—	12,777	31
Mortgage-Backed Securities	54,666	—	53,866	800
Municipal Bonds	4,277	—	4,277	—
U.S. Government Securities	18,419	—	18,419	—
Equity Securities:
Common Stocks	357,341	357,341	—	—
Exchange-Traded Fund	1,143	1,143	—	—
Preferred Stocks	4,032	182	3,850	—
Convertible Preferred Stock	3,271	—	—	3,271
Warrant	9	—	—	9
Securities Lending Collateral	90	90	—	—
Money Market Mutual Fund	10,862	10,862	—	—

Total Investments	$597,869	$369,618	$224,140	$4,111

Securities held by the Fund with an end of period value of $90 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

	Total		Corporate Bonds And Notes			Leveraged Loans	Mortgage-Backed Securities		Convertible Preferred Stock	Warrant
Investments in Securities
Balance as of September 30, 2018:	$—			$—		$—	$—		$—	$—
Accrued discount/(premium)	1			—		1	—		—	—
Realized gain (loss)	—(a	)		—		—(a )	—		—	—
Change in unrealized appreciation (depreciation)(b)	108			—		(53)	—(a	)	162	(1)
Purchases	3,943			24		—	800		3,109	10
Sales	(31)			(24)		(7)	—		—	—
Transfers into Level 3(c)	90			—		90	—		—	—

Balance as of June 30, 2019	$4,111		$	—(d	)	$31	$800		$3,271	$9

(a) Amount is less than $500.

(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $108.

(c) “Transfers into and/or from” represent the ending value as of June 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”

(c) Includes internally fair valued security currently priced at $0.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The Tactical Allocation Fund owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:

BDC Payment Holdings, Inc.

The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on changes in company financial statement performance as well as increases or decreases in additional share classes issued and outstanding. These changes together or in isolation could result in a significantly lower or higher fair value measurement.

See Notes to Schedule of Investments

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

JUNE 30, 2019

Note 1. Security Valuation

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Funds’ most recent semi or annual report.